Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Current assets:
Cash and cash equivalents	$ 5,482	$ 13,215	$ 14,917
Accounts receivable, net	205,939	141,302	99,337
Costs and estimated earnings in excess of billings	34,175	10,174	10,767
Inventories	138,036	111,553	96,432
Other current assets	21,762	17,172	13,181
Total current assets	405,394	293,416	234,634
Property, plant and equipment, net	1,276,227	950,601	831,778
Goodwill	567,836	419,270	127,038
Intangible assets, net	15,481	17,647	15,147
Other assets	51,798	48,843	39,197
Total assets	2,316,736	1,729,777	1,247,794
Current liabilities:
Current portion of debt	68,125	5,275	30,220
Current portion of acquisition-related liabilities	17,691	18,402	10,635
Accounts payable	113,226	78,854	72,104
Accrued expenses	90,880	101,496	57,251
Billings in excess of costs and estimated earnings	11,005	8,958	9,263
Total current liabilities	300,927	212,985	179,473
Long-term debt	1,148,068	1,059,642	658,767
Acquisition-related liabilities	33,320	42,736	23,756
Other noncurrent liabilities	114,575	93,691	77,480
Total liabilities	1,596,890	$ 1,409,054	$ 939,476
Commitments and contingencies
Redeemable noncontrolling interest		$ 33,740	$ 24,767
Member's equity	1,039,763	518,647	486,896
Stockholders' Equity/Partners' Interest:
Accumulated deficit	(293,101)	(217,416)	(198,511)
Accumulated other comprehensive loss	(28,087)	(15,546)	(6,045)
Member's interest	718,575	285,685	282,340
Noncontrolling interest	1,271	1,298	1,211
Total member's interest	719,846	286,983	283,551
Total liabilities, redeemable noncontrolling interest and member's interest	$ 2,316,736	$ 1,729,777	$ 1,247,794